Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 16.4%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$25,287	$21,957
Al Convoy (Luxembourg) SARL
TBD% due 01/17/2027		372	350
TBD% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	1,000	979
Alphabet Holding Co., Inc. 4.489% (LIBOR03M + 3.500%) due 09/26/2024 ~		$98	79
Altice France S.A. 4.705% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,481	1,402
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 «~		99	87
5.240% (LIBOR03M + 4.250%) due 08/27/2026 «~		199	166
Arconic Rolled Products Corp. TBD% due 02/04/2027 «		150	137
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		73	66
Clay Holdco BV 4.500% (EUR003M + 4.500%) due 10/30/2025 «~	EUR	9,810	8,385
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$8,994	6,813
DTEK Holdings Ltd. 5.375% (EUR003M + 5.000%) due 08/01/2026 ~	EUR	838	413
DTEK Trading S.A TBD% due 08/01/2026		$6,450	3,162
DTEK Trading S.A. 5.989% (LIBOR03M + 5.000%) due 06/30/2023 ~		8,032	3,937
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)		66,606	62,110
Elanco Animal Health, Inc. TBD% due 02/04/2027		633	607
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~		587	538
EyeCare Partners LLC
TBD% due 02/18/2027 µ		54	45
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~		232	192
Financial & Risk U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	1,995	2,120
4.239% (LIBOR03M + 3.250%) due 10/01/2025 ~		$3,798	3,671
Fleet U.S. Bidco, Inc. 4.322% (LIBOR03M + 3.250%) due 10/07/2026 «~		58	53
Forbes Energy Services LLC (6.909% Cash and 11.000% PIK) 17.909% (LIBOR03M + 5.000%) due 04/13/2021 ~(c)		2,383	1,900
Froneri International PLC
2.625% (EUR003M + 2.625%) due 01/29/2027 ~	EUR	1,500	1,556
3.239% (LIBOR03M + 2.250%) due 01/29/2027 «~		$584	561
5.750% (EUR003M + 5.750%) due 01/31/2028 ~	EUR	100	102
6.739% (LIBOR03M + 5.750%) due 01/31/2028 «~		$38	36
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~		9,817	9,310
Ingersoll Rand Co. Ltd. 2.739% (LIBOR03M + 1.750%) due 03/01/2027 ~		262	246
Innophos, Inc. 4.755% (LIBOR03M + 3.750%) due 02/04/2027 «~		114	97
Intelsat Jackson Holdings S.A. 5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		750	699
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~		115	97
McDermott International, Inc. 10.647% - 10.806% (LIBOR03M + 9.000%) due 10/21/2020 ~		18,373	16,949
McDermott Technology Americas, Inc.
TBD% due 10/21/2021 ^«(d)		3,951	3,655
TBD% due 05/09/2025 ^(d)		20,470	6,182
Messer Industrie GmbH 3.950% (LIBOR03M + 2.500%) due 03/01/2026 ~		380	342
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~		595	517
NCI Building Systems, Inc. 4.561% (LIBOR03M + 3.750%) due 04/12/2025 «~		197	173
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~		53,803	21,790
Neiman Marcus Group Ltd. LLC (6.516% Cash and 1.000% PIK) 7.516% (LIBOR03M + 5.500%) due 10/25/2023 ~(c)		43,277	17,203

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(d)		250	251
Parexel International Corp. 3.739% (LIBOR03M + 2.750%) due 09/27/2024 ~		273	235
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		796	767
Playtika Holding Corp. 7.072% (LIBOR03M + 6.000%) due 12/10/2024 ~		20,645	19,475
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(j)		31,560	29,067
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(j)	EUR	19,788	21,824
PUG LLC 4.489% - 4.950% (LIBOR03M + 3.500%) due 01/29/2027 «~		$174	151
RegionalCare Hospital Partners Holdings, Inc. 4.739% (LIBOR03M + 3.750%) due 11/17/2025 ~		168	154
Reynolds Consumer Products, Inc. 3.501% (LIBOR03M + 1.750%) due 02/04/2027 ~		300	285
Sequa Mezzanine Holdings LLC
6.742% (LIBOR03M + 5.000%) due 11/28/2021 «~		1,118	906
10.770% (LIBOR03M + 9.000%) due 04/28/2022 ~		36,300	26,771
Sierra Hamilton LLC 15.000% due 09/12/2023 «		1,623	1,623
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	697
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		$723	645
Starfruit Finco BV 3.863% (LIBOR03M + 3.000%) due 10/01/2025 «~		1,187	1,086
Summer (BC) Holdco B SARL
6.906% (LIBOR03M + 5.000%) due 12/04/2026 «~		13,056	10,771
6.917% (LIBOR03M + 5.000%) due 12/04/2026 «~		3,264	2,693
Sunshine Luxembourg SARL
3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	1,000	998
5.322% (LIBOR03M + 4.250%) due 10/01/2026 «~		$1,073	982
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		35,342	23,620
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~		2,072	1,863
VS Buyer LLC 4.863% (LIBOR03M + 3.250%) due 02/28/2027 «~		200	193
West Corp. 5.000% - 5.450% (LIBOR03M + 4.000%) due 10/10/2024 «~		97	75
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 ~		4,745	4,674
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(c)		16,302	11,799
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		35,343	22,001
Zayo Group Holdings, Inc. 3.989% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,100	1,031
Total Loan Participations and Assignments (Cost $511,342)			383,321
CORPORATE BONDS & NOTES 36.2%
BANKING & FINANCE 15.1%
Ally Financial, Inc. 8.000% due 11/01/2031		16	18
Ambac LSNI LLC 6.450% due 02/12/2023 •(k)		2,663	2,550
Ardonagh Midco PLC 8.375% due 07/15/2023 (k)	GBP	62,007	65,947
Banco BTG Pactual S.A. 4.500% due 01/10/2025 (k)		$1,000	880
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	4,000	1,180
Barclays PLC
7.125% due 06/15/2025 •(h)(i)(k)	GBP	800	851
7.750% due 09/15/2023 •(h)(i)(k)		$5,200	4,564
7.875% due 09/15/2022 •(h)(i)(k)	GBP	3,400	3,689
8.000% due 06/15/2024 •(h)(i)(k)		$2,400	2,230
CBL & Associates LP
4.600% due 10/15/2024		13	3
5.250% due 12/01/2023 (k)		611	144
5.950% due 12/15/2026 (k)		3,196	613
Credit Suisse Group AG
7.250% due 09/12/2025 •(h)(i)(k)		560	509
7.500% due 07/17/2023 •(h)(i)(k)		1,600	1,476
Emerald Bay S.A. 0.000% due 10/08/2020 (g)(k)	EUR	1,574	1,684
ESH Hospitality, Inc. 4.625% due 10/01/2027 (k)		$297	233

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (k)		2,021	1,498
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (k)		510	553
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (k)		600	561
HSBC Bank PLC 6.330% due 05/18/2023		48,900	46,855
HSBC Holdings PLC
4.750% due 07/04/2029 •(h)(i)	EUR	240	229
5.875% due 09/28/2026 •(h)(i)	GBP	600	666
6.000% due 09/29/2023 •(h)(i)	EUR	300	310
6.500% due 03/23/2028 •(h)(i)(k)		$970	908
Hunt Cos., Inc. 6.250% due 02/15/2026 (k)		136	103
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		800	713
3.950% due 02/13/2050		400	330
ING Groep NV 5.750% due 11/16/2026 •(h)(i)(k)		1,200	1,040
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027 (k)		177	141
Legg Mason PT 7.130% due 01/10/2021 «		8,107	8,145
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(h)(i)(k)		2,200	1,979
7.625% due 06/27/2023 •(h)(i)(k)	GBP	1,880	1,984
7.875% due 06/27/2029 •(h)(i)(k)		26,825	30,538
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (k)		$1,542	1,457
Pinnacol Assurance 8.625% due 06/25/2034 «(j)		23,200	26,193
Royal Bank of Scotland Group PLC 8.000% due 08/10/2025 •(h)(i)(k)		2,927	2,750
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)(k)	GBP	23,460	23,703
7.375% due 06/24/2022 •(h)(i)(k)		11,145	11,443
Societe Generale S.A.
6.750% due 04/06/2028 •(h)(i)(k)		$850	709
7.375% due 10/04/2023 •(h)(i)(k)		3,100	2,684
Stearns Holdings LLC
5.000% due 11/05/2024		22	14
9.375% due 08/15/2020 «		823	0
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (k)	GBP	5,290	7,259
7.395% due 03/28/2024		6,155	8,586
Uniti Group LP 7.875% due 02/15/2025 (k)		$26,943	25,259
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (k)		64,580	61,261
			354,442
INDUSTRIALS 15.7%
Aker BP ASA
3.000% due 01/15/2025 (k)		200	159
3.750% due 01/15/2030 (k)		400	301
Albertsons Cos., Inc.
3.500% due 02/15/2023 (k)		101	100
4.625% due 01/15/2027		47	47
4.875% due 02/15/2030 (k)		97	97
Arconic Corp. 6.125% due 02/15/2028 (k)		150	155
Associated Materials LLC 9.000% due 01/01/2024 (k)		54,965	44,522
B.C. Unlimited Liability Co. 4.375% due 01/15/2028 (k)		214	199
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (k)		6,500	5,814
Banijay Entertainment SASU 5.375% due 03/01/2025 (k)		300	277
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (g)(k)		450	257
Bombardier, Inc.
6.000% due 10/15/2022		152	115
7.500% due 12/01/2024 (k)		5,000	3,344
7.500% due 03/15/2025 (k)		3,919	2,743
7.875% due 04/15/2027 (k)		12,862	8,972
Camelot Finance S.A. 4.500% due 11/01/2026		39	38
CCO Holdings LLC
4.500% due 08/15/2030 (k)		815	803
4.750% due 03/01/2030 (k)		883	886

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Centene Corp. 4.750% due 01/15/2025 (k)		1,106	1,127
Citrix Systems, Inc. 3.300% due 03/01/2030 (k)		372	348
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (k)		14,694	12,729
Community Health Systems, Inc.
6.250% due 03/31/2023 (k)		25,692	24,584
8.000% due 03/15/2026 (k)		2,212	2,114
8.625% due 01/15/2024 (k)		1,078	1,072
Connect Finco SARL 6.750% due 10/01/2026 (k)		310	257
Constellation Oil Services Holding S.A. (10.000% PIK)
10.000% due 11/09/2024 ^(c)(d)(k)		453	181
10.000% due 11/09/2024 ^«(c)(d)		66	2
Corning, Inc. 5.450% due 11/15/2079 (k)		482	499
Dealer Tire LLC 8.000% due 02/01/2028 (k)		188	152
Diamond Resorts International, Inc. 10.750% due 09/01/2024 (k)		16,800	10,395
DISH DBS Corp. 5.875% due 07/15/2022		54	53
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (k)		15,047	13,401
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (k)		11,145	10,121
Energy Transfer Operating LP
2.900% due 05/15/2025 (k)		188	159
3.750% due 05/15/2030 (k)		415	327
5.000% due 05/15/2050 (k)		375	292
Envision Healthcare Corp. 8.750% due 10/15/2026 (k)		12,973	3,257
Exela Intermediate LLC 10.000% due 07/15/2023		618	167
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (k)		8,692	7,269
6.875% due 03/01/2026 (k)		6,130	4,953
Fresh Market, Inc. 9.750% due 05/01/2023 (k)		21,546	10,234
Frontier Finance PLC 8.000% due 03/23/2022	GBP	24,200	31,043
Full House Resorts, Inc.
8.575% due 01/31/2024		$1,759	1,687
9.738% due 02/02/2024		146	140
General Electric Co.
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037		26	30
6.875% due 01/10/2039 (k)		204	255
Griffon Corp. 5.750% due 03/01/2028 (k)		112	106
iHeartCommunications, Inc. 6.375% due 05/01/2026 (k)		6,368	6,062
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)(k)	EUR	1,100	972
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)(k)		600	510
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)(k)		$1,746	1,351
Innophos Holdings, Inc. 9.375% due 02/15/2028 (k)		597	584
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (k)		1,479	555
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024 (k)		1,383	1,345
8.500% due 10/15/2024 (k)		27,626	17,569
9.750% due 07/15/2025 (k)		2,136	1,348
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(k)		29,001	14,718
8.125% due 06/01/2023 (k)		1,289	274
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (k)		4,800	3,978
Lamar Media Corp. 3.750% due 02/15/2028 (k)		188	178
Laredo Petroleum, Inc.
9.500% due 01/15/2025 (k)		126	51
10.125% due 01/15/2028 (k)		188	73
LifePoint Health, Inc. 4.375% due 02/15/2027		38	36
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (k)		4,352	947
Mattel, Inc. 5.875% due 12/15/2027		69	71

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (k)		770	670
5.625% due 07/17/2027 (k)		200	176
MSCI, Inc. 3.625% due 09/01/2030		74	71
NCL Corp. Ltd. 3.625% due 12/15/2024 (k)		371	239
NCR Corp. 5.750% due 09/01/2027		8	7
Netflix, Inc.
3.625% due 06/15/2030 (k)	EUR	800	867
3.875% due 11/15/2029 (k)		4,211	4,571
4.625% due 05/15/2029		1,500	1,697
4.875% due 06/15/2030 (k)		$600	612
5.375% due 11/15/2029 (k)		326	342
Noble Holding International Ltd. 7.875% due 02/01/2026 (k)		1,313	326
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/30/2020 (g)(h)		4,070	45
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (k)		1,547	1,473
7.250% due 02/01/2028 (k)		1,820	1,579
Pacific Drilling SA 8.375% due 10/01/2023 (k)		1,755	487
Pan American Energy LLC 30.362% (BADLARPP) due 11/20/2020 «~	ARS	273,836	3,087
PetSmart, Inc. 5.875% due 06/01/2025 (k)		$414	411
Platin 1426 GmbH 6.875% due 06/15/2023 (k)	EUR	4,280	3,965
Post Holdings, Inc. 4.625% due 04/15/2030 (k)		$447	431
Prime Security Services Borrower LLC 6.250% due 01/15/2028 (k)		388	338
PTC, Inc.
3.625% due 02/15/2025 (k)		149	140
4.000% due 02/15/2028		73	71
QGOG Constellation S.A. 9.000% due 11/09/2024 ^«(d)		452	0
QVC, Inc. 5.950% due 03/15/2043 (k)		3,102	2,116
Radiate Holdco LLC 6.875% due 02/15/2023		19	17
Radiology Partners, Inc. 9.250% due 02/01/2028 (k)		298	260
Range Resources Corp. 9.250% due 02/01/2026 (k)		224	136
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026 (k)	EUR	1,000	1,102
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	156
Sealed Air Corp. 4.000% due 12/01/2027		$48	45
Sensata Technologies, Inc. 4.375% due 02/15/2030 (k)		156	142
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^(d)(k)		15,000	15,594
Staples, Inc. 7.500% due 04/15/2026 (k)		99	87
Station Casinos LLC 4.500% due 02/15/2028		47	38
TEGNA, Inc. 4.625% due 03/15/2028 (k)		899	795
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (k)		204	197
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021 (k)		200	193
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021 (k)		1,946	1,869
6.000% due 01/31/2025 (k)	EUR	600	650
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)		$11,469	11,850
5.750% due 09/30/2039 (k)		38,562	42,581
TransDigm, Inc. 5.500% due 11/15/2027 (k)		576	520
Transocean Pontus Ltd. 6.125% due 08/01/2025 (k)		688	562
Transocean, Inc.
7.250% due 11/01/2025 (k)		361	184
7.500% due 01/15/2026 (k)		285	136
8.000% due 02/01/2027 (k)		635	304
Trident TPI Holdings, Inc. 9.250% due 08/01/2024 (k)		97	81

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Triumph Group, Inc.
5.250% due 06/01/2022 (k)		136	113
6.250% due 09/15/2024 (k)		402	361
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (k)		589	500
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (k)		1,300	786
United Group BV 3.250% due 02/15/2026 •(k)	EUR	400	349
United Rentals North America, Inc. 4.000% due 07/15/2030 (k)		$186	167
Valaris PLC
5.750% due 10/01/2044 (k)		717	55
7.750% due 02/01/2026		94	9
ViaSat, Inc. 5.625% due 04/15/2027		82	81
Western Midstream Operating LP
2.698% (US0003M + 0.850%) due 01/13/2023 ~(k)		224	118
3.100% due 02/01/2025 (k)		150	79
4.050% due 02/01/2030 (k)		150	66
5.250% due 02/01/2050 (k)		150	62
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (k)		409	346
4.625% due 03/01/2030 (k)		228	177
5.400% due 04/01/2024 (k)		174	149
Wynn Macau Ltd. 5.125% due 12/15/2029 (k)		1,100	932
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,205	3,651
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	31,930	364
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (k)		$2,382	2,293
6.125% due 03/01/2028 (k)		521	498
			368,807
UTILITIES 5.4%
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025 (k)		600	534
4.625% due 02/04/2030 (k)		500	445
CenturyLink, Inc. 4.000% due 02/15/2027 (k)		298	287
DTEK Finance PLC (10.750% Cash and 0.000% PIK) 10.750% due 12/31/2024 (c)(k)		5,249	2,573
Edison International 5.750% due 06/15/2027 (k)		249	259
Frontier Communications Corp. 8.000% due 04/01/2027 (k)		570	565
Gazprom OAO Via Gaz Capital S.A. 7.288% due 08/16/2037 (k)		300	384
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(k)		3,517	2,985
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)(k)		2,192	720
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(k)		26,591	21,406
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)(k)		20,939	2,617
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)(k)		1,086	1,074
2.950% due 03/01/2026 ^(d)(k)		4,152	3,953
3.250% due 09/15/2021 ^(d)(k)		293	290
3.250% due 06/15/2023 ^(d)(k)		5,617	5,441
3.300% due 03/15/2027 ^(d)(k)		11,351	10,926
3.400% due 08/15/2024 ^(d)(k)		1,092	1,069
3.500% due 10/01/2020 ^(d)(k)		1,265	1,244
3.500% due 06/15/2025 ^(d)(k)		2,321	2,257
3.750% due 08/15/2042 ^(d)		116	104
3.850% due 11/15/2023 ^(d)(k)		501	495
4.000% due 12/01/2046 ^(d)		45	41
4.250% due 05/15/2021 ^(d)(k)		2,797	2,765
4.300% due 03/15/2045 ^(d)(k)		664	644
4.500% due 12/15/2041 ^(d)(k)		1,251	1,214
4.600% due 06/15/2043 ^(d)		88	88
4.650% due 08/01/2028 ^(d)(k)		5,289	5,546
4.750% due 02/15/2044 ^(d)(k)		5,572	5,504
5.125% due 11/15/2043 ^(d)(k)		6,679	6,748
5.400% due 01/15/2040 ^(d)		92	94
6.250% due 03/01/2039 ^(d)(k)		3,534	3,623
6.350% due 02/15/2038 ^(d)(k)		4,204	4,310
Petrobras Global Finance BV
5.375% due 10/01/2029 (k)	GBP	2,320	2,558
6.625% due 01/16/2034 (k)		11,017	12,761

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

RCS & RDS S.A.
2.500% due 02/05/2025 (k)	EUR	1,300	1,293
3.250% due 02/05/2028		100	96
Rio Oil Finance Trust
9.250% due 07/06/2024 (k)		$12,986	12,808
9.750% due 01/06/2027 (k)		3,422	3,268
Southern California Edison Co. 2.850% due 08/01/2029		74	72
Southern California Gas Co. 2.550% due 02/01/2030		251	246
Sprint Corp. 7.250% due 02/01/2028 (k)		1,530	1,543
Talen Energy Supply LLC 6.625% due 01/15/2028 (k)		160	135
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (k)		640	523
Transocean Sentry Ltd. 5.375% due 05/15/2023 (k)		400	339
			125,847
Total Corporate Bonds & Notes (Cost $999,936)			849,096
CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp. 5.000% due 10/01/2024 (k)		2,952	3,159
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		48	13
Total Convertible Bonds & Notes (Cost $5,543)			3,172
MUNICIPAL BONDS & NOTES 1.4%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		580	667
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		145	157
7.350% due 07/01/2035		115	130
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		480	477
			1,431
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		1,090	1,090
NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2005 6.500% due 09/01/2036 «		6,030	6,227
VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		95	82
WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		231,485	9,979
7.467% due 06/01/2047		13,525	13,120
			23,099
Total Municipal Bonds & Notes (Cost $36,297)			31,929
U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
3.000% due 01/25/2042 (a)(k)		662	24
3.500% due 08/25/2032 (a)(k)		1,757	158
4.497% due 07/25/2029 •(k)		4,453	4,122
5.053% due 08/25/2038 •(a)(k)		652	101
5.203% due 02/25/2043 •(a)(k)		3,413	446
5.693% due 12/25/2036 •(a)(k)		2,423	546
6.697% due 07/25/2029 •		6,000	3,902
6.891% due 10/25/2042 •(k)		2,795	3,472
Freddie Mac
0.000% due 02/25/2046 (b)(g)(k)		34,903	31,684

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

0.100% due 02/25/2046 (a)	417,482	253
0.700% due 11/25/2055 ~(a)	169,088	13,003
2.011% due 11/25/2045 ~(a)(k)	51,924	6,732
3.981% due 04/25/2025 ~(k)	5,400	4,816
4.000% due 03/15/2027 (a)	506	40
5.495% due 09/15/2042 •(a)(k)	1,179	210
5.795% due 12/15/2034 •(a)	797	38
6.097% due 10/25/2029 •	5,500	2,882
9.947% due 03/25/2029 •	4,779	2,988
11.265% due 12/25/2045 •(k)	4,173	4,070
11.447% due 10/25/2028 •	991	685
11.697% due 03/25/2025 •	7,058	5,162
Ginnie Mae
3.500% due 06/20/2042 (a)(k)	872	87
5.347% due 08/20/2042 •(a)(k)	2,457	512
5.477% due 12/20/2040 •(a)(k)	2,200	338
5.995% due 08/16/2039 •(a)(k)	1,733	149
Total U.S. Government Agencies (Cost $95,493)		86,420
NON-AGENCY MORTGAGE-BACKED SECURITIES 45.9%
Adjustable Rate Mortgage Trust
1.097% due 03/25/2037 •(k)	1,359	1,174
1.207% due 03/25/2036 •(k)	4,576	2,786
4.253% due 03/25/2037 ~(k)	2,864	2,280
5.504% due 11/25/2037 ^~	1,184	923
American Home Mortgage Investment Trust 6.600% due 01/25/2037 þ	4,952	1,944
ASG Resecuritization Trust
3.063% due 01/28/2037 ~(k)	15,012	11,368
6.000% due 06/28/2037 ~(k)	33,390	24,039
Banc of America Alternative Loan Trust
1.307% due 06/25/2037 •	514	334
5.693% due 06/25/2037 ^•(a)	552	126
6.000% due 04/25/2036	952	825
6.000% due 07/25/2046 ^	1,219	1,086
6.500% due 02/25/2036 ^	2,075	1,926
14.857% due 09/25/2035 ^•	281	350
Banc of America Funding Trust
0.000% due 11/26/2036 ~	30,309	5,997
1.157% due 04/25/2037 ^•(k)	1,625	1,304
3.848% due 09/20/2037 ~	586	389
3.956% due 09/20/2047 ^~	265	199
4.004% due 04/20/2035 ^~	1,926	1,655
4.370% due 09/20/2046 ^~	2,692	2,326
5.357% due 08/26/2036 ~	4,430	3,599
6.000% due 10/25/2037 ^	4,726	3,363
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	1,259	1,144
5.750% due 05/25/2037 ^(k)	959	767
6.000% due 10/25/2036 ^	153	141
Bancorp Commercial Mortgage Trust 4.455% due 08/15/2032 •(k)	3,470	3,277
Bayview Commercial Asset Trust 1.167% due 03/25/2037 •	175	156
BCAP LLC Trust
1.856% due 02/26/2037 ~(k)	15,937	12,621
1.987% due 05/26/2036 •	6,526	5,141
2.127% due 05/26/2035 •	7,030	5,010
2.753% due 02/26/2047 •(k)	19,913	14,725
3.605% due 03/26/2037 ~	1,362	1,069
3.868% due 03/27/2037 ~	7,199	5,436
4.034% due 07/26/2036 ~	3,415	3,153
5.500% due 12/26/2035 ~(k)	9,825	8,277
5.999% due 06/26/2037 ~	4,440	4,310
6.000% due 10/26/2037 ~	3,764	3,066
9.596% due 01/26/2036 ~(k)	16,122	5,535
Bear Stearns Adjustable Rate Mortgage Trust 3.677% due 02/25/2036 ^~	706	637
Bear Stearns ALT-A Trust
1.287% due 08/25/2036 ^•(k)	26,171	19,944
1.447% due 01/25/2036 ^•(k)	7,718	9,401
2.072% due 03/25/2035 •(k)	6,328	5,213
3.361% due 04/25/2037 ~(k)	5,952	4,596
3.654% due 08/25/2046 ^~(k)	3,768	3,310
3.714% due 03/25/2036 ~	1,868	1,187
3.974% due 12/25/2046 ^~(k)	4,521	2,779
3.985% due 09/25/2035 ^~(k)	4,977	2,934
4.034% due 07/25/2036 ~(k)	53,716	36,542
Bear Stearns Commercial Mortgage Securities Trust 5.745% due 04/12/2038 ~(k)	1,120	1,122
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ(k)	2,743	2,577

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		262	257
CD Mortgage Trust 5.688% due 10/15/2048		14,260	8,259
Citigroup Commercial Mortgage Trust 5.557% due 12/10/2049 ~		14,992	9,195
Citigroup Mortgage Loan Trust
3.286% due 03/25/2037 ^~		3,224	2,518
3.299% due 07/25/2036 ^~		3,068	2,015
3.779% due 03/25/2037 ^~		1,459	1,241
3.855% due 04/25/2037 ^~		528	407
4.202% due 08/25/2034 ~		6,115	4,433
4.369% due 08/25/2037 ~		3,553	2,114
5.500% due 12/25/2035 (k)		3,136	2,349
6.000% due 07/25/2036		5,139	3,734
6.500% due 09/25/2036		1,409	1,030
Commercial Mortgage Loan Trust 5.983% due 12/10/2049 ~(k)		16,689	10,708
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^(k)		5,559	2,237
Countrywide Alternative Loan Trust
0.963% due 03/20/2047 •		698	514
1.127% due 05/25/2036 •(k)		14,869	11,914
1.157% due 08/25/2047 ^•		1,334	1,087
1.167% due 05/25/2047 •(k)		10,207	5,719
1.177% due 03/25/2036 •(k)		14,745	10,889
1.207% due 07/25/2036 •(k)		7,474	5,515
1.373% due 11/20/2035 •		173	142
1.647% due 10/25/2035 ^•		910	645
3.276% due 07/20/2035 ^•(k)		10,637	8,437
4.039% due 05/25/2036 ~(k)		5,942	4,921
5.500% due 11/25/2035		1,980	1,420
5.500% due 02/25/2036 ^		1,337	1,067
5.500% due 02/25/2036		1,393	1,151
5.500% due 05/25/2036 ^(k)		1,457	1,350
5.500% due 05/25/2036 (k)		4,488	4,157
6.000% due 03/25/2035 ^(k)		369	245
6.000% due 04/25/2036		603	376
6.000% due 01/25/2037 ^(k)		1,060	1,003
6.000% due 02/25/2037 ^		1,801	1,013
6.000% due 04/25/2037 ^(k)		4,979	3,196
6.250% due 12/25/2036 ^•		667	427
17.197% due 07/25/2035 •		107	134
Countrywide Home Loan Mortgage Pass-Through Trust
2.817% due 03/25/2046 ^•(k)		37,697	22,198
3.554% due 05/20/2036 ^~		1,916	1,406
4.074% due 09/20/2036 ~(k)		4,267	3,494
Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~		6,313	3,081
Credit Suisse First Boston Mortgage Securities Corp.
5.100% due 08/15/2038 ~(k)		3,275	3,142
6.000% due 01/25/2036 ^		326	266
Credit Suisse Mortgage Capital Certificates
2.161% due 11/30/2037 ~(k)		10,750	8,518
3.409% due 11/25/2037 •(k)		10,764	7,929
3.523% due 12/29/2037 ~		4,435	3,053
3.576% due 05/27/2036 ~(k)		5,674	4,300
3.647% due 05/26/2036 ~(k)		7,096	5,167
3.694% due 10/26/2036 ~(k)		16,499	14,302
3.795% due 09/26/2047 ~(k)		23,099	15,615
4.091% due 04/28/2037 ~		4,216	3,825
4.375% due 11/27/2037 •		8,780	4,837
5.750% due 05/26/2037 (k)		20,524	18,035
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,222	1,631
6.500% due 05/25/2036 ^		2,986	1,691
DBUBS Mortgage Trust 4.652% due 11/10/2046 (k)		19,203	17,127
Debussy DTC PLC
5.930% due 07/12/2025 (k)	GBP	38,578	47,679
8.250% due 07/12/2025		10,000	12,322
Deutsche ALT-A Securities, Inc. 1.247% due 04/25/2037 •(k)		$6,715	4,118
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^(k)		555	497
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	4,661
0.367% due 03/13/2045 •(k)	EUR	7,067	4,850
0.806% due 06/13/2045 •	GBP	1,594	1,615
1.506% (BP0003M + 1.000%) due 06/13/2045 ~(k)		14,662	15,801
1.756% (BP0003M + 1.250%) due 06/13/2045 ~		15,128	14,381
2.106% due 09/13/2045 •		13,916	14,997
2.256% (BP0003M + 1.750%) due 06/13/2045 ~		9,312	8,513
2.756% due 09/13/2045 •		9,927	10,381

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

4.006% (BP0003M + 3.500%) due 06/13/2045 ~		3,303	3,164
4.356% due 09/13/2045 •		8,249	9,634
First Horizon Alternative Mortgage Securities Trust 0.000% due 05/25/2020 (b)(g)		$2	0
First Horizon Mortgage Pass-Through Trust 4.096% due 05/25/2037 ^~		3,897	2,395
Fondo de Titulizacion de Activos UCI 0.000% due 06/16/2049 •(k)	EUR	2,789	2,686
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(k)		20,954	18,765
GCCFC Commercial Mortgage Trust 5.513% due 07/10/2038 ~(k)		$10,700	9,763
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~(k)		5,350	4,571
Grifonas Finance PLC 0.000% due 08/28/2039 •(k)	EUR	7,762	7,102
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~(k)		$25,157	20,730
GSC Capital Corp. Mortgage Trust 1.127% due 05/25/2036 ^•(k)		2,066	1,736
HarborView Mortgage Loan Trust 2.834% due 06/19/2045 ^•(k)		1,111	614
Hipocat FTA 0.000% due 01/15/2050 •	EUR	2	2
HomeBanc Mortgage Trust 3.959% due 04/25/2037 ^~(k)		$4,944	4,142
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^(k)		7,922	6,623
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •(k)	EUR	26,503	22,914
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •		822	784
IndyMac Mortgage Loan Trust
1.157% due 11/25/2036 •		$195	157
3.555% due 11/25/2035 ^~(k)		3,555	2,910
4.039% due 06/25/2036 ~		918	736
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,902	1,694
JPMorgan Alternative Loan Trust
2.113% due 06/27/2037 •(k)		10,063	7,842
3.581% due 11/25/2036 ^~		219	219
3.935% due 05/25/2036 ^~		712	484
6.000% due 12/25/2035 ^		948	817
10.149% due 06/27/2037 ~(k)		13,666	10,419
JPMorgan Chase Commercial Mortgage Securities Trust
2.498% due 06/12/2041 ~(k)		10,975	11,227
4.132% due 10/15/2032 •		4,700	4,237
JPMorgan Resecuritization Trust
4.396% due 03/21/2037 ~		2,494	2,027
6.000% due 09/26/2036		2,184	1,806
6.500% due 04/26/2036 ~		5,072	2,871
Lansdowne Mortgage Securities PLC 0.000% due 09/16/2048 •(k)	EUR	9,292	9,044
Lavender Trust 6.250% due 10/26/2036		$4,951	3,643
Lehman Mortgage Trust 6.000% due 01/25/2038 ^		2,510	2,432
Lehman XS Trust 2.527% due 08/25/2047 ^•		398	307
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^		3,206	2,878
Merrill Lynch Mortgage Investors Trust 3.656% due 03/25/2036 ^~(k)		9,498	5,996
Morgan Stanley Capital Trust
5.399% due 12/15/2043		874	594
6.190% due 08/12/2041 ~		3,628	3,662
Morgan Stanley Mortgage Loan Trust
1.117% due 05/25/2036 •		169	54
3.900% due 05/25/2036 ^~(k)		2,193	1,387
5.962% due 06/25/2036 ^~		2,079	713
Morgan Stanley Re-REMIC Trust
3.065% due 02/26/2037 •		3,645	2,814
3.088% due 03/26/2037 þ		2,223	1,760
Morgan Stanley Resecuritization Trust 4.151% due 06/26/2035 ~(k)		10,835	7,142
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 (k)		4,237	3,988
Motel Trust 7.631% due 08/15/2024 •		28,295	22,371
Natixis Commercial Mortgage Securities Trust
3.705% due 11/15/2034 •		7,294	7,004
4.705% due 11/15/2034 •		3,163	2,726
PHH Alternative Mortgage Trust 0.000% due 02/25/2037 ^(b)(g)		3	3

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

RBSSP Resecuritization Trust
4.416% due 09/26/2035 ~		6,839	4,671
6.000% due 06/26/2037 ~		1,368	1,098
Residential Accredit Loans, Inc. Trust
1.097% due 02/25/2037 •(k)		515	411
6.000% due 12/25/2035 ^(k)		2,433	2,202
6.000% due 11/25/2036 ^(k)		2,881	2,483
6.250% due 02/25/2037 ^(k)		3,779	3,220
6.500% due 09/25/2037 ^		1,436	1,289
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		691	534
Residential Asset Securitization Trust
6.000% due 05/25/2036 (k)		779	725
6.000% due 02/25/2037 ^		206	129
6.000% due 03/25/2037 ^(k)		2,741	1,396
6.250% due 10/25/2036 ^		114	106
RiverView HECM Trust 0.670% due 05/25/2047 •(k)		15,090	13,413
Sequoia Mortgage Trust
2.449% due 02/20/2034 •		361	317
3.389% due 09/20/2032 ~		498	433
Structured Asset Mortgage Investments Trust 1.157% due 05/25/2036 •		26	22
SunTrust Adjustable Rate Mortgage Loan Trust 3.865% due 02/25/2037 ^~		3,892	3,404
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~(k)		446	434
WaMu Mortgage Pass-Through Certificates Trust
2.484% due 07/25/2046 •(k)		299	237
3.881% due 08/25/2036 ^~		1,913	1,578
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	0	122,034
0.000% due 12/21/2049 (g)		0	713
1.322% due 12/21/2049 •(k)		19,128	23,492
2.022% due 12/21/2049 •(k)		2,261	2,774
2.522% due 12/21/2049 •(k)		1,130	1,388
3.022% due 12/21/2049 •		646	793
3.522% due 12/21/2049 •(k)		646	781
Washington Mutual Mortgage Pass-Through Certificates Trust
1.187% due 01/25/2047 ^•(k)		$1,967	1,603
2.936% due 06/25/2046 •(k)		7,536	4,377
5.750% due 11/25/2035 ^		1,417	1,214
5.967% due 05/25/2036 ^þ(k)		6,046	5,162
Wells Fargo Mortgage Loan Trust 3.800% due 03/27/2037 ~(k)		5,467	4,375
Total Non-Agency Mortgage-Backed Securities (Cost $1,123,314)			1,075,711
ASSET-BACKED SECURITIES 69.9%
ACE Securities Corp. Home Equity Loan Trust
1.057% due 12/25/2036 •(k)		24,331	8,208
1.567% due 02/25/2036 ^•(k)		5,123	4,528
2.042% due 07/25/2035 ^•(k)		17,938	11,753
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	849
Aegis Asset-Backed Securities Trust 1.427% due 06/25/2035 •(k)		$12,094	10,111
American Money Management Corp. CLO Ltd. 7.898% due 04/14/2029 •		6,100	3,535
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.557% due 09/25/2035 •(k)		13,750	11,725
2.897% due 09/25/2032 •		1,148	953
Argent Securities Trust
1.047% due 06/25/2036 •(k)		2,009	673
1.067% due 04/25/2036 •(k)		1,152	457
1.097% due 06/25/2036 •(k)		4,214	1,445
1.097% due 09/25/2036 •(k)		8,761	3,287
1.137% due 03/25/2036 •(k)		11,988	7,637
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.267% due 01/25/2036 •(k)		15,217	12,838
1.327% due 02/25/2036 •(k)		29,763	23,694
1.407% due 11/25/2035 •(k)		5,851	2,591
2.222% due 11/25/2034 •(k)		9,031	7,425
Asset-Backed Funding Certificates Trust
1.772% due 07/25/2035 •(k)		7,400	6,285
1.997% due 03/25/2034 ^•		804	740
Asset-Backed Securities Corp. Home Equity Loan Trust 3.705% due 08/15/2033 •(k)		434	407
Banco Bilbao Vizcaya Argentaria S.A. 0.242% due 03/22/2046 •	EUR	351	247
Bear Stearns Asset-Backed Securities Trust
1.767% due 12/25/2036 •(k)		$14,655	14,593
2.447% due 10/27/2032 •		97	98
2.822% due 12/25/2034 •(k)		18,650	14,611

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

3.979% due 10/25/2036 ~		358	320
6.000% due 12/25/2035 ^		467	373
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		10,100	8,028
California Street CLO Ltd. 6.731% due 10/15/2025 •(k)		9,850	7,416
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,132
Carrington Mortgage Loan Trust
1.027% due 03/25/2035 •(k)		852	645
1.207% due 02/25/2037 •(k)		9,100	7,554
1.367% due 02/25/2037 •(k)		13,201	8,515
1.997% due 05/25/2035 •(k)		4,400	3,688
Cavendish Square Funding PLC
0.450% due 02/11/2055 •	EUR	1,500	1,664
1.450% due 02/11/2055 •		3,500	3,713
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		$3,390	903
Citigroup Mortgage Loan Trust
1.087% due 01/25/2037 •(k)		24,416	19,405
1.097% due 12/25/2036 •(k)		22,196	10,210
1.107% due 09/25/2036 •(k)		15,852	12,177
1.147% due 05/25/2037 •		632	458
1.167% due 12/25/2036 •(k)		4,470	2,094
1.647% due 11/25/2046 •(k)		4,867	2,474
6.351% due 05/25/2036 ^þ(k)		2,713	1,325
Conseco Finance Securitizations Corp. 9.546% due 12/01/2033 ~(k)		6,480	6,253
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	807
Coronado CDO Ltd.
2.754% due 09/04/2038 •		$23,216	13,814
6.000% due 09/04/2038		3,725	2,756
Countrywide Asset-Backed Certificates
1.077% due 12/25/2036 ^•(k)		27,296	21,003
1.087% due 06/25/2035 •(k)		36,693	29,118
1.087% due 03/25/2037 •(k)		17,204	13,449
1.087% due 07/25/2037 ^•(k)		7,774	6,986
1.087% due 06/25/2047 ^•(k)		39,204	31,815
1.107% due 05/25/2036 •(k)		5,144	4,730
1.147% due 06/25/2037 ^•(k)		17,455	14,496
1.167% due 05/25/2037 •(k)		10,900	9,283
1.167% due 08/25/2037 •(k)		26,000	19,475
1.167% due 06/25/2047 ^•(k)		19,000	14,440
1.177% due 04/25/2047 •(k)		35,000	23,936
1.187% due 03/25/2036 •(k)		24,756	20,884
1.187% due 04/25/2036 ^•(k)		568	446
1.237% due 10/25/2047 •(k)		59,229	40,518
1.337% due 04/25/2036 •(k)		8,762	5,644
1.397% due 03/25/2047 ^•		1,446	1,047
1.437% due 04/25/2036 •(k)		15,850	8,561
1.497% due 05/25/2047 ^•		2,431	1,892
4.566% due 10/25/2046 ^~(k)		291	284
4.725% due 10/25/2032 ^~(k)		16,169	14,767
Countrywide Asset-Backed Certificates Trust
1.467% due 05/25/2036 •(k)		32,300	18,479
2.672% due 11/25/2034 •(k)		13,611	11,534
Crecera Americas LLC 5.563% due 08/31/2020 •		49,923	49,933
Credit-Based Asset Servicing & Securitization CBO Corp. 1.251% due 09/06/2041 •		65,385	4,021
Credit-Based Asset Servicing & Securitization LLC 1.577% due 07/25/2035 •(k)		3,000	2,340
ECAF Ltd. 4.947% due 06/15/2040 (k)		5,022	4,302
Encore Credit Receivables Trust 1.637% due 07/25/2035 •		421	368
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	6,000	5,990
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	11,711	4,744
Fieldstone Mortgage Investment Trust 1.967% due 07/25/2036 •(k)		$5,473	2,943
First Franklin Mortgage Loan Trust
0.000% due 04/25/2036 (b)(g)(k)		8,040	7,314
1.187% due 04/25/2036 •(k)		6,825	5,030
1.327% due 02/25/2036 •(k)		5,500	3,714
1.892% due 09/25/2035 •(k)		5,828	3,430
1.922% due 05/25/2036 •(k)		13,458	9,481
Fremont Home Loan Trust
1.097% due 01/25/2037 •(k)		3,516	1,659
1.187% due 02/25/2037 •(k)		1,423	657
Glacier Funding CDO Ltd. 2.021% due 08/04/2035 •		23,793	5,401

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~(k)		8,119	6,335
GSAMP Trust
1.007% due 01/25/2037 •(k)		3,485	2,008
1.037% due 01/25/2037 •(k)		1,040	602
1.107% due 04/25/2036 •(k)		610	433
1.147% due 11/25/2036 •(k)		4,370	2,316
1.197% due 12/25/2036 •(k)		4,707	2,449
1.217% due 04/25/2036 •(k)		21,742	15,733
2.597% due 10/25/2034 •(k)		254	240
Halcyon Loan Advisors European Funding BV 0.000% due 04/15/2030 ~	EUR	1,400	629
Hillcrest CDO Ltd. 2.474% due 12/10/2039 •		$41,553	14,440
Home Equity Asset Trust
2.042% due 05/25/2035 •(k)		3,800	3,649
2.147% due 07/25/2035 •(k)		4,000	3,477
Home Equity Loan Trust 1.287% due 04/25/2037 •(k)		13,500	8,781
Home Equity Mortgage Loan Asset-Backed Trust
1.107% due 11/25/2036 •(k)		5,159	3,746
1.187% due 04/25/2037 •(k)		3,528	2,432
1.387% due 03/25/2036 •(k)		1,504	1,204
Hout Bay Corp. 1.984% due 07/05/2041 •		80,801	17,251
HSI Asset Securitization Corp. Trust
1.057% due 12/25/2036 •(k)		23,138	8,075
1.107% due 10/25/2036 •(k)		8,251	3,958
1.117% due 12/25/2036 •(k)		14,172	5,018
1.137% due 01/25/2037 •(k)		39,265	29,022
1.337% due 11/25/2035 •(k)		5,146	4,747
IXIS Real Estate Capital Trust 1.922% due 09/25/2035 ^•(k)		5,457	4,480
JPMorgan Mortgage Acquisition Trust
1.097% due 07/25/2036 •(k)		1,699	914
1.107% due 07/25/2036 ^•		1,218	427
5.462% due 09/25/2029 ^þ		3,367	2,587
5.888% due 10/25/2036 ^þ(k)		11,223	8,619
Jubilee CLO BV 0.000% due 01/15/2028 ~	EUR	7,000	1,130
Lehman XS Trust 4.678% due 05/25/2037 ^~(k)		$9,950	8,776
Long Beach Mortgage Loan Trust
1.137% due 02/25/2036 •(k)		41,969	34,159
1.597% due 09/25/2034 •		1,216	991
1.652% due 11/25/2035 •(k)		36,669	24,111
Marlette Funding Trust
0.000% due 07/16/2029 «(g)		16	3,742
0.000% due 09/17/2029 «(g)		20	7,440
0.000% due 03/15/2030 «(g)		27	10,382
MASTR Asset-Backed Securities Trust
1.117% due 06/25/2036 •(k)		6,243	5,522
1.127% due 02/25/2036 •(k)		7,846	3,485
1.187% due 06/25/2036 •(k)		3,498	1,809
1.487% due 12/25/2035 •(k)		15,226	9,237
Morgan Stanley ABS Capital, Inc. Trust
1.007% due 09/25/2036 •(k)		3,825	1,573
1.017% due 10/25/2036 •		4	2
1.087% due 10/25/2036 •(k)		9,338	4,469
1.097% due 06/25/2036 •(k)		7,155	4,471
1.097% due 09/25/2036 •(k)		7,685	3,259
1.097% due 11/25/2036 •(k)		17,447	10,051
1.167% due 10/25/2036 •(k)		4,500	2,183
1.622% due 09/25/2035 •(k)		18,121	14,776
1.982% due 01/25/2035 •		4,245	2,216
2.897% due 05/25/2034 •(k)		1,732	1,696
National Collegiate Commutation Trust 0.000% due 03/25/2038 «•		87,000	26,478
New Century Home Equity Loan Trust 3.947% (US0001M + 3.000%) due 01/25/2033 ^~		392	338
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.277% due 10/25/2036 ^•(k)		4,746	1,258
1.367% due 02/25/2036 •(k)		31,899	21,558
Ocean Trails CLO 6.807% due 08/13/2025 •(k)		3,500	2,794
Option One Mortgage Loan Trust
1.077% due 07/25/2037 •(k)		15,991	11,020
1.087% due 01/25/2037 •(k)		10,520	6,747
1.167% due 01/25/2037 •(k)		2,146	1,395
1.197% due 03/25/2037 •		651	348
1.277% due 04/25/2037 •(k)		2,474	1,550
Orient Point CDO Ltd. 2.178% due 10/03/2045 •		302,336	130,673

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Park Place Securities, Inc. 1.577% due 09/25/2035 •(k)	7,240	5,021
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.437% due 08/25/2035 •(k)	8,350	7,250
1.772% due 07/25/2035 •(k)	20,950	16,983
1.982% due 03/25/2035 ^•(k)	7,500	6,070
2.072% due 10/25/2034 •(k)	10,000	8,550
2.672% due 02/25/2035 •(k)	29,447	23,335
2.972% due 12/25/2034 •(k)	25,974	16,650
Popular ABS Mortgage Pass-Through Trust
1.637% due 06/25/2035 •	626	525
2.097% due 06/25/2035 •	1,349	1,108
RAAC Trust 3.377% due 05/25/2046 •(k)	17,151	11,738
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ(k)	3,152	780
Residential Asset Mortgage Products Trust
1.267% due 01/25/2036 •(k)	10,180	8,654
1.327% due 01/25/2036 •(k)	4,360	3,853
1.667% due 02/25/2035 •	212	209
2.377% due 04/25/2034 •(k)	3,219	3,002
2.497% due 04/25/2034 •(k)	3,276	3,124
3.202% due 04/25/2034 ^•(k)	1,165	828
3.607% due 04/25/2034 ^•	1,738	1,195
Residential Asset Securities Corp. Trust
1.077% due 11/25/2036 •(k)	8,672	7,314
1.227% due 04/25/2036 •(k)	5,270	4,952
1.277% due 04/25/2036 •(k)	5,803	3,486
1.287% due 05/25/2037 •(k)	9,275	8,386
1.607% due 12/25/2035 •(k)	13,057	10,013
1.967% due 10/25/2036 •(k)	8,636	6,758
2.072% due 02/25/2035 •(k)	1,900	1,737
Securitized Asset-Backed Receivables LLC Trust
1.087% due 07/25/2036 •(k)	19,783	15,266
1.107% due 07/25/2036 •(k)	2,686	1,179
1.197% due 05/25/2036 •(k)	17,619	10,213
1.217% due 03/25/2036 •(k)	6,454	5,602
1.397% due 10/25/2035 •(k)	13,000	11,595
1.547% due 11/25/2035 •(k)	10,816	6,740
1.607% due 08/25/2035 ^•(k)	2,661	1,831
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)	25	32,659
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)	20	10,720
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(g)	5	3,126
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(g)	200	1,370
0.000% due 01/25/2039 (g)	21,280	5,834
0.000% due 05/25/2040 (g)	22,175	7,517
0.000% due 07/25/2040 «(g)	110	3,861
0.000% due 09/25/2040 (g)	9,122	4,268
Soloso CDO Ltd. 2.194% due 10/07/2037 •	11,318	8,715
Soundview Home Loan Trust
1.097% due 06/25/2037 •(k)	3,166	2,255
1.127% due 02/25/2037 •	8,060	2,443
1.207% due 02/25/2037 •(k)	9,354	2,933
1.297% due 03/25/2036 •(k)	7,933	7,249
1.897% due 10/25/2037 •(k)	6,071	4,746
2.047% due 09/25/2037 •	2,352	2,285
Specialty Underwriting & Residential Finance Trust
1.297% due 03/25/2037 •	568	405
1.922% due 12/25/2035 •	2,617	2,511
2.747% due 05/25/2035 •(k)	1,678	1,606
4.083% due 02/25/2037 ^þ(k)	3,165	1,526
Symphony CLO Ltd. 6.438% due 07/14/2026 •	10,700	7,726
Taberna Preferred Funding Ltd.
2.091% due 02/05/2037 •	20,405	16,732
2.121% due 08/05/2036 ^•	13,636	11,318
2.121% due 08/05/2036 •	3,390	2,814
2.231% due 05/05/2038 •	6,330	5,634
Verde CDO Ltd. 2.130% due 10/05/2045 •	175,992	59,854
Wachovia Mortgage Loan Trust 1.637% due 10/25/2035 •(k)	8,000	6,660

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 1.277% due 05/25/2036 •(k)		5,000	4,566
Total Asset-Backed Securities (Cost $1,752,552)			1,637,019
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
7.820% due 12/31/2033 (k)	EUR	54,148	20,111
15.500% due 10/17/2026	ARS	356,260	1,488
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~(k)		423,770	3,219
38.039% (ARLLMONP) due 06/21/2020 ~(k)		1,036,680	7,519
42.781% (BADLARPP) due 10/04/2022 ~		1,302	16
Autonomous City of Buenos Aires Argentina
32.413% due 03/29/2024 ~		1,686,318	13,934
37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		512,320	4,767
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	100	117
Ghana Government International Bond
6.375% due 02/11/2027 (k)		$3,200	2,360
7.875% due 02/11/2035 (k)		4,100	2,907
8.750% due 03/11/2061 (k)		2,000	1,397
Provincia de Buenos Aires
33.929% due 05/31/2022 •	ARS	2,330	14
37.463% (BADLARPP + 3.750%) due 04/12/2025 ~		1,466,686	8,596
South Africa Government International Bond 5.750% due 09/30/2049 (k)		$2,400	1,752
Turkey Government International Bond 5.250% due 03/13/2030 (k)		2,000	1,626
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (k)		800	757
Ukraine Government International Bond 4.375% due 01/27/2030 (k)	EUR	5,788	5,131
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		$1,330	133
8.250% due 10/13/2024 ^(d)		188	19
9.250% due 09/15/2027 ^(d)		1,654	165
Total Sovereign Issues (Cost $203,198)			76,028
		SHARES
COMMON STOCKS 1.4%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		2,994,420	1,916
iHeartMedia, Inc. «(e)		2,228	15
iHeartMedia, Inc. 'A' (e)		165,846	1,212
			3,143
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (e)		2,222,152	15,022
ENERGY 0.0%
Dommo Energia S.A. (e)(j)		619,588	74
Dommo Energia S.A. «(e)		3,076,286	289
Dommo Energia S.A. SP - ADR (e)		8,580	10
Forbes Energy Services Ltd. (e)(j)		152,625	14
			387
INDUSTRIALS 0.1%
Westmoreland Mining Holdings LLC «(e)(j)		240,452	2,044
			2,044
UTILITIES 0.5%
Eneva S.A. (e)(j)		138,393	925
TexGen Power LLC «		285,522	10,707
			11,632
Total Common Stocks (Cost $71,046)			32,228
WARRANTS 0.4%
COMMUNICATION SERVICES 0.4%
iHeartMedia, Inc. - Exp. 05/01/2039		1,080,118	7,896

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		60,569	0
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		2,530,304	415
Total Warrants (Cost $23,162)			8,311
PREFERRED SECURITIES 1.6%
BANKING & FINANCE 0.4%
AGFC Capital Trust 3.581% (US0003M + 1.750%) due 01/15/2067 ~(k)		20,300,000	8,196
OCP CLO Ltd. 0.000% due 04/26/2028 (g)		2,600	996
			9,192
INDUSTRIALS 1.2%
General Electric Co. 5.000% due 01/21/2021 •(h)(k)		1,461,000	1,208
Sequa Corp. (12.000% PIK) 12.000% «(c)		60,760	26,612
			27,820
Total Preferred Securities (Cost $65,968)			37,012
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
ARGENTINA TREASURY BILLS 0.2%
32.393% due 08/28/2020 ~	ARS	111,796	1,032
35.641% due 06/22/2020 ~		138,090	1,586
43.739% due 04/28/2020 - 08/27/2020 (f)(g)		217,892	2,032
			4,650
U.S. TREASURY BILLS 1.2%
0.288% due 04/07/2020 - 09/24/2020 (f)(g)(k)(m)(o)		$28,150	28,146
Total Short-Term Instruments (Cost $36,615)			32,796
Total Investments in Securities (Cost $4,924,466)			4,253,043
		SHARES
INVESTMENTS IN AFFILIATES 0.0%
COMMON STOCKS 0.0%
Sierra Hamilton Holder LLC «(e)(J)		30,136,800	301
Total Common Stocks (Cost $7,639)			301
Total Investments in Affiliates (Cost $7,639)			301
Total Investments 181.6% (Cost $4,932,105)			$4,253,344
Financial Derivative Instruments (l)(n) 0.4%(Cost or Premiums, net $15,966)			9,989
Other Assets and Liabilities, net (82.0)%			(1,920,593)
Net Assets 100.0%			$2,342,740

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Principal only security.
(c)		Payment in-kind security.
(d)		Security is not accruing income as of the date of this report.
(e)		Security did not produce income within the last twelve months.
(f)		Coupon represents a weighted average yield to maturity.
(g)		Zero coupon security.
(h)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)		Contingent convertible security.
(j)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.		12/21/2017 - 12/26/2017		$161	$74	0.00%
Eneva S.A.		12/21/2017 - 12/03/2019		644	925	0.04
Forbes Energy Services Ltd.		02/27/2013 - 03/11/2014		7,380	14	0.00
Pinnacol Assurance 8.625% due 06/25/2034		06/23/2014		23,200	26,193	1.12
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022		04/09/2018		31,560	29,067	1.24
Project Anfora Senior 2.750% due 10/01/2026		09/30/2019		21,514	21,824	0.93
Sierra Hamilton Holder LLC		07/31/2017		7,639	301	0.01
Westmoreland Mining Holdings LLC		12/08/2014		7,006	2,044	0.09
				$99,104	$80,442	3.43%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BCY	1.400%	03/05/2020	03/05/2022		(282)	$(282)
BNY	1.851	03/05/2020	06/08/2020		(6,836)	(6,845)
	2.546	02/20/2020	05/20/2020		(20,637)	(20,697)
	2.627	02/03/2020	05/06/2020		(43,780)	(43,965)
	2.656	01/22/2020	04/23/2020		(43,189)	(43,412)
	2.681	01/14/2020	04/14/2020		(40,910)	(41,148)
	2.722	01/08/2020	04/09/2020		(67,621)	(68,051)
BPS	(0.150)	01/07/2020	04/07/2020	EUR	(1,459)	(1,609)
	(0.100)	02/20/2020	04/20/2020		(864)	(953)
	0.950	01/16/2020	04/16/2020	GBP	(32,972)	(41,036)
	1.000	03/05/2020	TBD(2)		$(10,067)	(10,075)
	1.120	01/08/2020	04/08/2020	GBP	(14,697)	(18,302)
	1.300	03/23/2020	04/16/2020		$(2,777)	(2,778)
	1.461	03/12/2020	04/14/2020		(2,715)	(2,717)
	1.480	03/30/2020	04/09/2020		(1,295)	(1,295)
	1.500	03/12/2020	04/09/2020		(1,286)	(1,287)
	1.500	03/24/2020	04/09/2020		(2,275)	(2,276)
	1.550	03/12/2020	04/09/2020		(2,297)	(2,299)
	1.750	03/20/2020	04/17/2020		(35,743)	(35,764)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

	1.966	03/05/2020	04/09/2020		(25,366)	(25,403)
	2.784	01/10/2020	04/09/2020		(13,292)	(13,376)
	2.788	01/13/2020	04/13/2020		(21,365)	(21,496)
	2.942	11/16/2018	TBD(2)		(58,554)	(58,760)
BRC	(7.500)	03/25/2020	TBD(2)		(460)	(459)
	0.500	03/25/2020	TBD(2)		(143)	(143)
	1.750	03/23/2020	TBD(2)		(11,025)	(11,030)
	2.000	03/25/2020	03/24/2022		(1,076)	(1,076)
	2.150	03/17/2020	04/02/2020		(2,177)	(2,179)
	2.204	03/03/2020	06/03/2020		(30,828)	(30,883)
	2.607	03/23/2020	05/13/2020		(25,105)	(25,121)
	2.670	01/29/2020	04/28/2020		(5,618)	(5,644)
	2.677	01/30/2020	04/29/2020		(2,861)	(2,874)
	2.684	02/07/2020	05/08/2020		(4,539)	(4,557)
	2.695	01/27/2020	05/01/2020		(21,931)	(22,038)
	2.722	01/28/2020	05/01/2020		(2,391)	(2,403)
	2.727	01/30/2020	04/29/2020		(8,868)	(8,910)
	2.745	01/27/2020	05/01/2020		(7,223)	(7,259)
	2.772	01/08/2020	04/09/2020		(2,800)	(2,818)
CDC	1.350	03/05/2020	04/07/2020		(1,675)	(1,677)
	1.370	03/13/2020	04/13/2020		(2,825)	(2,827)
	1.550	03/20/2020	04/21/2020		(1,668)	(1,669)
	1.600	03/05/2020	04/07/2020		(5,589)	(5,596)
CEW	1.420	03/11/2020	04/13/2020		(2,920)	(2,922)
	1.420	03/20/2020	04/15/2020		(9,231)	(9,235)
	1.420	04/01/2020	04/13/2020		(9,158)	(9,158)
	1.550	03/05/2020	04/03/2020		(5,141)	(5,147)
	1.550	03/05/2020	04/09/2020		(4,119)	(4,124)
	1.851	03/05/2020	06/08/2020		(46,679)	(46,744)
CFR	0.900	03/12/2020	06/10/2020	GBP	(2,124)	(2,640)
CIB	1.150	03/19/2020	04/17/2020		$(660)	(660)
	1.350	03/09/2020	05/08/2020		(1,542)	(1,543)
CSG	1.400	03/10/2020	04/09/2020		(2,197)	(2,199)
	1.450	03/10/2020	04/09/2020		(18,892)	(18,909)
	1.750	03/10/2020	04/09/2020		(9,118)	(9,128)
	2.000	02/26/2020	04/01/2020		(1,754)	(1,757)
	2.250	02/26/2020	04/01/2020		(340)	(341)
	2.250	03/20/2020	TBD(2)		(12,627)	(12,636)
	2.500	03/31/2020	TBD(2)		(14,505)	(14,506)
	2.500	04/01/2020	TBD(2)		(1,597)	(1,597)
FOB	1.000	02/26/2020	04/01/2020		(225)	(225)
	2.500	04/01/2020	TBD(2)		(74)	(74)
GLM	0.400	02/13/2020	08/13/2020	EUR	(13,274)	(14,648)
	1.655	03/13/2020	04/17/2020		$(34,240)	(34,270)
	2.256	03/03/2020	04/06/2020		(31,633)	(31,690)
	2.306	03/03/2020	04/06/2020		(9,292)	(9,309)
GST	(0.070)	03/09/2020	06/09/2020	EUR	(23,193)	(25,579)
IND	2.440	02/18/2020	05/22/2020		$(4,654)	(4,668)
JML	(0.300)	01/17/2020	04/17/2020	EUR	(982)	(1,082)
	(0.300)	02/20/2020	04/20/2020		(2,228)	(2,456)
	(0.250)	01/16/2020	04/16/2020		(2,006)	(2,211)
	(0.250)	01/17/2020	04/17/2020		(3,757)	(4,141)
	(0.250)	01/28/2020	04/28/2020		(539)	(594)
	(0.250)	02/20/2020	04/20/2020		(3,179)	(3,506)
	(0.250)	03/27/2020	TBD(2)		(1,074)	(1,185)
	(0.200)	02/20/2020	04/21/2020		(4,822)	(5,317)
	0.398	02/27/2020	05/28/2020		(3,162)	(3,489)
	0.850	01/23/2020	04/23/2020	GBP	(19,500)	(24,259)
	0.850	01/29/2020	04/29/2020		(2,094)	(2,605)
	0.900	01/14/2020	04/14/2020		(383)	(477)
	0.950	01/15/2020	04/15/2020		(18,049)	(22,464)
	0.950	01/17/2020	04/17/2020		(778)	(968)
	0.950	01/22/2020	04/22/2020		(206)	(256)
	0.950	01/23/2020	04/23/2020		(15,883)	(19,764)
	0.950	01/28/2020	04/28/2020		(5,481)	(6,819)
	0.950	02/20/2020	04/20/2020		(2,110)	(2,623)
	0.950	03/19/2020	04/14/2020		(8,684)	(10,790)
	0.950	03/23/2020	04/14/2020		(4,587)	(5,699)
	0.950	03/24/2020	04/07/2020		(10,148)	(12,608)
	0.950	03/24/2020	04/23/2020		(1,425)	(1,771)
	1.037	03/18/2020	06/18/2020		(16,206)	(20,138)
	1.237	03/18/2020	06/18/2020		(8,928)	(11,095)
	1.250	01/10/2020	04/08/2020		(2,080)	(2,591)
	1.550	03/05/2020	TBD(2)		$(3,712)	(3,716)
	2.250	03/25/2020	04/07/2020		(3,816)	(3,818)
	2.500	03/26/2020	04/08/2020		(6,846)	(6,849)
MBC	2.300	03/23/2020	04/23/2020		(10,111)	(10,117)
	2.353	03/02/2020	05/01/2020		(3,867)	(3,875)
	2.403	03/02/2020	05/01/2020		(13,877)	(13,905)
	2.453	03/02/2020	05/01/2020		(3,546)	(3,553)
	2.503	03/02/2020	05/01/2020		(2,980)	(2,986)
	2.520	02/12/2020	04/09/2020		(7,076)	(7,100)
	2.620	02/07/2020	04/07/2020		(9,288)	(9,324)
	2.620	02/12/2020	04/09/2020		(7,041)	(7,066)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

	2.650	01/29/2020	04/29/2020		(5,877)	(5,904)
MEI	2.100	03/17/2020	04/07/2020		(1,497)	(1,499)
MSB	2.564	06/05/2019	06/05/2020		(18,680)	(18,724)
	2.751	01/24/2020	04/27/2020		(51,494)	(51,762)
	3.094	04/26/2019	04/27/2020		(20,426)	(20,538)
	3.866	03/20/2020	06/18/2020		(19,466)	(19,491)
MZF	2.000	03/06/2020	06/04/2020		(44,990)	(45,055)
	2.645	02/19/2020	05/26/2020		(5,220)	(5,236)
	2.706	01/24/2020	04/28/2020		(19,188)	(19,286)
	2.822	01/07/2020	04/08/2020		(16,121)	(16,228)
NOM	1.250	03/05/2020	TBD(2)		(905)	(906)
	1.650	03/09/2020	04/07/2020		(1,138)	(1,139)
	1.700	03/09/2020	04/07/2020		(1,135)	(1,136)
	2.100	03/03/2020	04/07/2020		(6,616)	(6,627)
	2.100	03/31/2020	05/05/2020		(5,097)	(5,097)
	2.200	03/03/2020	04/07/2020		(10,742)	(10,761)
	2.300	03/31/2020	05/05/2020		(4,068)	(4,068)
	2.750	03/31/2020	TBD(2)		(2,580)	(2,580)
	2.750	04/01/2020	TBD(2)		(4,999)	(4,999)
RDR	1.113	03/10/2020	04/09/2020		(278)	(278)
RTA	1.426	03/05/2020	06/03/2020		(968)	(969)
	2.108	02/21/2020	05/21/2020		(4,913)	(4,925)
	2.117	02/18/2020	05/21/2020		(7,363)	(7,382)
	2.195	01/29/2020	04/28/2020		(6,209)	(6,233)
	2.244	01/21/2020	04/21/2020		(995)	(999)
	2.244	01/22/2020	04/21/2020		(10,624)	(10,671)
	2.297	01/07/2020	04/06/2020		(11,572)	(11,635)
	2.333	03/31/2020	04/01/2020		(5,116)	(5,116)
	2.727	01/29/2020	04/28/2020		(13,160)	(13,223)
	2.770	01/29/2020	04/28/2020		(2,693)	(2,706)
	2.791	11/21/2019	05/19/2020		(8,262)	(8,347)
SBI	2.710	01/03/2020	04/03/2020		(1,885)	(1,898)
	2.727	01/21/2020	04/20/2020		(54,218)	(54,510)
	2.727	02/03/2020	05/04/2020		(18,710)	(18,792)
	2.731	02/10/2020	05/15/2020		(2,786)	(2,797)
	2.736	01/15/2020	04/14/2020		(3,994)	(4,017)
	2.827	02/03/2020	05/04/2020		(3,900)	(3,918)
	2.836	01/15/2020	04/14/2020		(16,446)	(16,546)
	2.906	01/22/2020	04/24/2020		(2,466)	(2,480)
SOG	1.400	03/16/2020	04/15/2020		(7,414)	(7,419)
	1.500	03/17/2020	TBD(2)		(4,501)	(4,504)
	1.684	03/11/2020	06/11/2020		(22,292)	(22,314)
	1.770	03/03/2020	04/06/2020		(466)	(467)
	1.900	03/03/2020	04/06/2020		(3,188)	(3,193)
	1.901	03/05/2020	06/08/2020		(4,564)	(4,570)
	2.450	03/24/2020	TBD(2)		(5,185)	(5,188)
	2.450	03/25/2020	TBD(2)		(10,427)	(10,432)
	2.450	03/30/2020	TBD(2)		(23,599)	(23,602)
	2.538	02/26/2020	05/26/2020		(29,310)	(29,382)
	2.642	02/06/2020	05/06/2020		(34,445)	(34,584)
	2.663	01/31/2020	05/04/2020		(14,958)	(15,025)
	2.695	01/24/2020	04/27/2020		(5,138)	(5,164)
	2.701	01/24/2020	04/27/2020		(14,027)	(14,099)
	2.734	01/10/2020	04/13/2020		(22,130)	(22,268)
	2.736	01/16/2020	04/14/2020		(45,924)	(46,189)
	2.738	02/25/2020	04/13/2020		(28,671)	(28,749)
	2.822	01/08/2020	04/09/2020		(14,636)	(14,732)
UBS	0.335	02/28/2020	05/28/2020	EUR	(3,494)	(3,854)
	0.407	02/05/2020	05/06/2020		(14,727)	(16,253)
	0.805	03/23/2020	04/22/2020		(13,060)	(14,406)
	1.200	03/06/2020	04/03/2020		$(630)	(631)
	1.300	03/16/2020	04/15/2020		(23,573)	(23,587)
	1.350	03/06/2020	04/03/2020		(3,160)	(3,163)
	1.350	03/09/2020	04/08/2020		(1,165)	(1,166)
	1.350	03/10/2020	04/09/2020		(1,381)	(1,382)
	1.350	03/16/2020	04/15/2020		(4,846)	(4,849)
	1.450	03/06/2020	04/03/2020		(4,054)	(4,058)
	1.450	03/09/2020	04/08/2020		(350)	(350)
	1.450	03/10/2020	04/09/2020		(179)	(179)
	1.482	01/15/2020	04/15/2020	GBP	(22,581)	(28,135)
	1.600	03/06/2020	04/03/2020		$(21,308)	(21,333)
	1.600	03/09/2020	04/08/2020		(8,486)	(8,495)
	1.600	03/10/2020	04/09/2020		(1,492)	(1,493)
	2.000	03/26/2020	TBD(2)		(38,823)	(38,836)
	2.000	03/31/2020	04/30/2020		(559)	(559)
	2.000	04/03/2020	05/01/2020		(420)	(420)
	2.050	02/11/2020	04/16/2020		(50,434)	(50,578)
	2.050	02/21/2020	05/21/2020		(8,101)	(8,119)
	2.050	03/03/2020	04/07/2020		(2,622)	(2,626)
	2.100	03/26/2020	04/24/2020		(2,022)	(2,023)
	2.100	03/30/2020	04/29/2020		(8,904)	(8,905)
	2.100	04/03/2020	05/01/2020		(20,940)	(20,940)
	2.104	03/03/2020	06/03/2020		(14,066)	(14,090)
	2.150	02/11/2020	04/16/2020		(14,875)	(14,919)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

				2.150			02/13/2020	05/13/2020	(9,420)		(9,447)
				2.150			02/20/2020	05/19/2020	(965)		(967)
				2.150			03/20/2020	05/19/2020	(1,712)		(1,713)
				2.150			03/31/2020	04/16/2020	(13,809)		(13,810)
				2.200			03/03/2020	04/07/2020	(1,103)		(1,105)
				2.250			03/31/2020	04/30/2020	(6,126)		(6,126)
				2.250			04/03/2020	05/01/2020	(2,536)		(2,536)
				2.300			02/11/2020	04/16/2020	(5,952)		(5,971)
				2.488			02/26/2020	05/26/2020	(32,921)		(33,001)
				2.738			02/25/2020	04/13/2020	(16,128)		(16,172)
				2.751			01/23/2020	04/24/2020	(12,131)		(12,195)
				2.756			01/23/2020	04/24/2020	(17,430)		(17,522)
				2.784			01/10/2020	04/13/2020	(16,020)		(16,122)
				2.856			01/23/2020	04/24/2020	(12,688)		(12,757)
Total Reverse Repurchase Agreements											$(2,263,067)
(k)	Securities with an aggregate market value of $2,594,258 and cash of $237,162 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(2,580,796) at a weighted average interest rate of 2.513%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	14.893%		$6,300	$(13)	$(1,509)	$(1,522)	$0	$(30)
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	1289.750		28,430	(969)	(19,807)	(20,776)	0	(596)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	793.905		2,800	(378)	(1,668)	(2,046)	0	(28)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.398		13,300	249	588	837	91	0
							$(1,111)	$(22,396)	$(23,507)	$91	$(654)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	48,600	$603	$(1,696)	$(1,093)	$0	$(79)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	102,200	4,746	2,739	7,485	0	(96)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,672)	(13,008)	(14,680)	866	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		$2,200	(9)	118	109	3	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	5,572	8,656	39	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		464,100	11,168	26,868	38,036	0	(702)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	34,410	16,576	0	(521)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	8,671	9,716	0	(208)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		155,300	12,327	21,532	33,859	0	(750)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038		171,300	575	(67,326)	(66,751)	3,031	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	41,800	1,036	3,014	4,050	84	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	69,700	1,276	(316)	960	80	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		5,500	(4)	(92)	(96)	7	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	(159)	(48)	25	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	29,500	619	(2,265)	(1,646)	0	(104)
							$17,071	$18,062	$35,133	$4,135	$(2,460)
Total Swap Agreements							$15,960	$(4,334)	$11,626	$4,226	$(3,114)
(m)	Securities with an aggregate market value of $1,343 and cash of $51,317 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2020	GBP	363,418		$468,591	$17,189	$0
BPS	04/2020	CAD	3,078		2,256	68	0
	04/2020	EUR	3,782		4,285	114	0
	04/2020	GBP	4,572		5,984	305	0
	04/2020		$29,836	EUR	27,316	361	(70)
	04/2020		90,980	GBP	76,828	4,685	(237)
	05/2020	EUR	1,107		$1,227	5	0
	05/2020	NZD	65		42	3	0
	06/2020		$2,736	IDR	38,787,389	0	(375)
BRC	04/2020	GBP	44,765		$52,775	0	(2,827)
CBK	04/2020	AUD	1,015		673	49	0
	04/2020	BRL	126,253		24,285	0	(12)
	04/2020	CAD	4,096		3,030	119	0
	04/2020	EUR	100,901		110,619	0	(665)
	04/2020	PEN	17,655		5,278	140	0
	04/2020		$28,763	BRL	126,253	0	(4,466)
	04/2020		23,847	EUR	21,869	337	(64)
	04/2020		124,910	GBP	105,397	6,004	0
	05/2020		4,102	PEN	13,915	0	(54)
	06/2020		31,908	MXN	628,882	0	(5,695)
DUB	04/2020	BRL	126,253		$24,611	313	0
	04/2020		$24,285	BRL	126,253	12	0
	05/2020		24,580		126,253	0	(334)
GLM	04/2020		2,423	GBP	1,929	0	(27)
	06/2020		2,926	CLP	2,342,267	0	(185)
	06/2020		7,455	MXN	143,016	0	(1,498)
HUS	04/2020	EUR	2,761		$3,005	0	(40)
	04/2020	GBP	4,335		5,108	0	(276)
	04/2020		$1,221	CAD	1,688	0	(22)
	04/2020		5,766	GBP	4,858	268	0
	06/2020	MXN	784,983		$32,595	0	(125)
JPM	04/2020		$1,662	GBP	1,306	0	(40)
	06/2020	IDR	230,701,965		$14,937	890	0
	06/2020	INR	1,160,801		15,314	98	0
	06/2020		$8,564	MXN	163,684	0	(1,741)
RBC	04/2020		1,165	CAD	1,607	0	(23)
SCX	04/2020	EUR	177		$191	0	(4)
	04/2020		$277,293	GBP	226,772	4,380	0
	05/2020	EUR	67,576		$74,241	0	(383)
	05/2020	GBP	224,105		274,338	0	(4,218)
	05/2020		$329	RUB	25,964	0	(1)
	06/2020		13,207	IDR	183,111,579	0	(2,057)
	06/2020		15,887	INR	1,148,116	0	(837)
SOG	04/2020		163	RUB	12,648	0	(3)
	06/2020	RUB	69,047		$912	42	0
SSB	05/2020		$2,452	GBP	1,977	5	0
TOR	06/2020	MXN	96,473		$3,964	0	(54)
UAG	04/2020	EUR	9,140		9,886	0	(194)
	04/2020		$450	RUB	35,655	2	0
Total Forward Foreign Currency Contracts						$35,389	$(26,527)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC EUR versus USD	$1.450	05/14/2020	17,000	$2	$1
Call - OTC USD versus MXN	MXN	50.000	05/14/2020	40,000	4	14
Total Purchased Options	$6	$15
(o)

Securities with an aggregate market value of $13,451 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$266,483	$116,838	$383,321
Corporate Bonds & Notes
Banking & Finance	0	320,104	34,338	354,442
Industrials	0	362,067	6,740	368,807
Utilities	0	125,847	0	125,847
Convertible Bonds & Notes
Industrials	0	3,159	0	3,159
Utilities	0	13	0	13
Municipal Bonds & Notes
Illinois	0	1,431	0	1,431
Iowa	0	1,090	0	1,090
New Jersey	0	0	6,227	6,227
Virginia	0	82	0	82
West Virginia	0	23,099	0	23,099
U.S. Government Agencies	0	86,420	0	86,420
Non-Agency Mortgage-Backed Securities	0	1,075,711	0	1,075,711
Asset-Backed Securities	0	1,529,213	107,806	1,637,019
Sovereign Issues	0	76,028	0	76,028
Common Stocks
Communication Services	3,128	0	15	3,143
Consumer Discretionary	15,022	0	0	15,022
Energy	74	24	289	387
Industrials	0	0	2,044	2,044
Utilities	925	0	10,707	11,632
Warrants
Communication Services	0	7,896	0	7,896
Industrials	0	0	415	415
Preferred Securities
Banking & Finance	0	9,192	0	9,192
Industrials	0	1,208	26,612	27,820
Short-Term Instruments
Argentina Treasury Bills	0	4,650	0	4,650
U.S. Treasury Bills	0	28,146	0	28,146
$19,149	$3,921,863	$312,031	$4,253,043
Investments in Affiliates, at Value
Common Stocks	0	0	301	301
Total Investments	$19,149	$3,921,863	$312,332	$4,253,344
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,226	0	4,226
Over the counter	0	35,404	0	35,404
$0	$39,630	$0	$39,630
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,114)	0	(3,114)
Over the counter	0	(26,527)	0	(26,527)
$0	$(29,641)	$0	$(29,641)
Total Financial Derivative Instruments	$0	$9,989	$0	$9,989
Totals	$19,149	$3,931,852	$312,332	$4,263,333

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	March 31, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$85,100	$163,005	$(83,846)	$483	$(13,446)	$(26,621)	$14,039	$(21,876)	$116,838	$(19,049)
Corporate Bonds & Notes
Banking & Finance	32,866	0	(813)	(57)	(9)	2,351	0	0	34,338	2,341
Industrials	3,578	4,427	(239)	53	0	(1,079)	0	0	6,740	(1,070)
Municipal Bonds & Notes
New Jersey	6,138	0	(150)	(3)	0	242	0	0	6,227	241
Non-Agency Mortgage-Backed Securities	0	0	(1,051)	0	1,027	24	0	0	0	0
Asset-Backed Securities	65,981	10,277	0	0	0	(2,370)	33,918	0	107,806	(2,370)
Common Stocks
Energy	3,307	632	(1,200)	0	177	(2,543)	0	(84)	289	(343)
Industrials	3,486	0	0	0	0	(1,442)	0	0	2,044	(1,442)
Telecommunication Services	0	0	0	0	0	0	15	0	15	0
Utilities	11,207	0	0	0	0	(500)	0	0	10,707	(500)
Warrants
Industrials	2,982	0	0	0	0	(2,567)	0	0	415	(2,567)
Preferred Securities
Industrials	59,379	5,626	0	0	0	(38,393)	0	0	26,612	(38,393)
Totals	$274,024	$183,967	$(87,299)	$476	$(12,251)	$(72,898)	$47,972	$(21,960)	$312,031	$(63,152)

Investments in Affiliates, at Value

Common Stocks	8,561	0	0	0	0	(8,260)	0	0	301	(8,260)
Totals	$282,585	$183,967	$(87,299)	$476	$(12,251)	$(81,158)	$47,972	$(21,960)	$312,332	$(71,412)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$29,067	Discounted Cash Flow	Discount Rate	10.090	—
21,825	Indicative Market Quotation	Broker Quote	100.000	—
22,001	Reference Instrument	Spread	$0.750	—
1,623	Other Valuation Techniques(2)	—	—	—
42,322	Third Party Vendor	Broker Quote	63.000 - 100.250	80.415
Corporate Bonds & Notes
Banking & Finance	8,145	Proxy Pricing	Base Price	100.250	—
26,193	Reference Instrument	Option Adjusted Spread	538.500 bps	—
Industrials	3,089	Other Valuation Techniques(2)	—	—	—
3,651	Proxy Pricing	Base Price	111.050	—
Municipal Bonds & Notes
New Jersey	6,227	Proxy Pricing	Base Price	102.881	—
Asset-Backed Securities	107,806	Proxy Pricing	Base Price	30.491 - 127,726.140	53,210.599
Common Stocks
Energy	289	Other Valuation Techniques(2)	—	—	—
Industrials	2,044	Other Valuation Techniques(2)	—	—	—
Telecommunication Services	15	Other Valuation Techniques(2)	—	—	—
Utilities	10,707	Indicative Market Quotation	Broker Quote	$37.500	—
Warrants
Industrials	415	Other Valuation Techniques(2)	—	—	—
Preferred Securities
Industrials	26,612	Fundamental Valuation	Company Equity Value	$328,700.000	—
Total	$312,031

Investments in Affiliates, at Value

Common Stocks	301	Other Valuation Techniques(2)	—	—	—
Total	$312,332
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 7, 2013. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 1.2% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at March 31, 2020 (amounts in thousands†, except number of shares).

Security Name	Shares Held at 06/30/2019	Shares Purchased	Shares Sold	Shares Held at 03/31/2020	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income
Sierra Hamilton Holder LLC	30,136,800	0	0	30,136,800	$0	$(8,261)	$301	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BNY	Bank of New York Mellon	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
CSG	Credit Suisse AG Cayman	MZF	Mizuho Securities USA	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	USD (or $)	United States Dollar
CLP	Chilean Peso	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	DAC	Designated Activity Company	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding